Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss	$ (13,319,363)	$ (4,107,102)	$ (9,872,358)	$ 4,845,069
Adjustment to reconcile net loss to cash used in operating activities
Depreciation and amortization	4,900,729	459,529	4,836,538	1,841,874
Impairment charges
Gain on disposal of fixed assets			(91,684)
Change in fair value of warrant liabilities	(663,449)	138,000	(69,000)
Provision for credit losses	3,538,569	150,000	2,815,633	1,531,223
Non-cash operating lease expense	180,643	152,717	705,293	550,425
Stock-based compensation	2,257,139	3,118,584	7,951,248
Income tax benefit			(997,702)
Changes in operating assets and liabilities:
Accounts receivable	1,742,908	(2,297,517)	(8,785,973)	(3,475,661)
Accounts receivable due from related parties	(94,441)	(2,692,841)	204,826	(396,488)
Inventories	25,075	(28,968)	(131,898)	(63,207)
Contract assets	32,609	4,448,953	4,850,862	(4,795,309)
Prepaids and other current assets	1,138,288	(1,420,528)	(1,757,354)	61,852
Other assets from related parties	(37,656)	(109,443)	(13,795)
Due from related party				(104,056)
Accounts payable	788,747	(400,861)	(2,512,834)	4,501,798
Accrued expenses and other current liabilities	(1,465,222)	(691,316)	(1,140,780)	1,536,287
Accrued expenses and other current liabilities due to related parties	(1,038,972)	(2,148,960)	943,135	2,415,996
Contract liabilities	(82,190)	(3,508,323)	(3,861,063)	2,913,623
Contract liabilities due to related parties	(2,000)	(1,054,263)	(1,158,848)	1,160,848
Operating lease payments	(164,851)	(159,650)	(630,963)	(547,140)
Net cash used in operating activities	(2,263,438)	(10,151,989)	(8,716,717)	11,977,134
Purchases of property, equipment and other assets	(372,578)	(226,076)	(369,137)	(1,034,666)
Investment in related party note receivable			(3,000,000)
Asset acquisitions			(4,000,000)
Cash flows from Investing Activities
Purchases of property, equipment and other assets	(372,578)	(226,076)	(369,137)	(1,034,666)
Investment in related party note receivable			(3,000,000)
Asset acquisitions			(4,000,000)
Net cash used in investing activities	(372,578)	(226,076)	(7,369,137)	(1,034,666)
Proceeds from the issuance of debt				311,029
Repayments of finance lease liabilities	(31,696)	(28,537)	(118,416)	(84,678)
Proceeds from private placement			2,716,000
Proceeds from the issuance of convertible preferred stock, net of transaction costs		10,277,275	9,221,649
Repayments of debt	(72,300)	(71,855)	(332,503)	(241,423)
Proceeds from convertible promissory note, net of debt issuance costs			2,440,000
Dividends paid to Convertible preferred units			(139,067)
Distributions to members		(90,000)	(90,000)	(5,173,396)
Cash flows from Financing Activities
Proceeds from the issuance of debt				311,029
Repayments of finance lease liabilities	(31,696)	(28,537)	(118,416)	(84,678)
Proceeds from private placement			2,716,000
Proceeds from the issuance of convertible preferred stock, net of transaction costs		10,277,275	9,221,649
Repayments of debt	(72,300)	(71,855)	(332,503)	(241,423)
Proceeds from convertible promissory note, net of debt issuance costs			2,440,000
Dividends paid to Convertible preferred units			(139,067)
Distributions to members		(90,000)	(90,000)	(5,173,396)
Net cash (used in) provided by financing activities	(103,996)	10,086,883	13,697,663	(5,188,468)
Net decrease in cash and cash equivalents	(2,740,012)	(291,182)	(2,388,191)	5,754,000
Cash and cash equivalents, beginning of period	5,634,115	8,022,306	8,022,306	2,268,306
Cash and cash equivalents, end of the period	2,894,103	7,731,124	5,634,115	8,022,306
Cash and cash equivalents	2,894,103		5,634,115	8,022,306
Supplemental Cash Flow Information
Cash paid for interest	25,785	34,060	124,488	103,421
Accrual of distribution to owners				325,000
Cash paid for income taxes
Noncash finance lease expense	34,119	34,118	136,472	98,881
Non-cash transactions
Deferred equity issuance costs		3,269,039	2,769,039
Right-of-use assets obtained in exchange for operating lease liabilities			837,764
Issuance of Class A common stock to vendors		891,035	891,035
Issuance of Class A common stock to backstop investors		1,569,463	1,569,463
Preferred dividends	405,237	8,224,091	9,275,795
Heliogen, Inc.
Cash Flows from Operating Activities
Net loss	(6,359,000)	(15,225,000)	32,547,000	(129,598,000)
Adjustment to reconcile net loss to cash used in operating activities
Depreciation and amortization	24,000	446,000	965,000	2,142,000
Impairment charges	861,000		4,706,000	7,774,000
Provision for inventory reserve			1,729,000	2,391,000
Change in fair value of warrant liabilities	3,000	24,000	(66,000)	(542,000)
Change in fair value of contingent consideration				(353,000)
Non-cash operating lease expense	330,000	458,000	1,989,000	1,711,000
Other non-cash operating activities	(375,000)	(119,000)	771,000	(1,304,000)
Stock-based compensation	406,000	1,286,000	2,633,000	(5,164,000)
Income tax benefit	2,000	2,000	6,000	1,000
Changes in operating assets and liabilities:
Receivables, net	529,000	(1,331,000)	3,330,000	4,084,000
Inventories		133,000	227,000	(1,713,000)
Prepaids and other current assets	(307,000)	(1,147,000)	381,000	92,000
Trade payables and accrued liabilities	(3,236,000)	135,000	2,223,000	(3,330,000)
Contract liabilities		1,308,000	(15,145,000)	6,689,000
Change in contract loss provisions, net		(824,000)	(75,340,000)	46,888,000
Other non-current assets and liabilities	(308,000)	541,000	195,000	(1,412,000)
Net cash used in operating activities	(8,430,000)	(14,313,000)	(38,849,000)	(71,644,000)
Capital expenditures		(150,000)	(264,000)	(1,257,000)
Proceeds from sale of property, plant and equipment	54,000		906,000
Purchases of available-for-sale securities				(97,189,000)
Maturities of available-for-sale securities		10,000,000	12,500,000	185,100,000
Cash flows from Investing Activities
Capital expenditures		(150,000)	(264,000)	(1,257,000)
Proceeds from sale of property, plant and equipment	54,000		906,000
Purchases of available-for-sale securities				(97,189,000)
Maturities of available-for-sale securities		10,000,000	12,500,000	185,100,000
Net cash used in investing activities	54,000	9,850,000	13,142,000	86,654,000
Proceeds from exercise of stock options			3,000	1,175,000
Proceeds from issuance of common stock under employee stock purchase plan			33,000	184,000
Payment related to taxes for net-share settlement of share-based compensation	(9,000)	(17,000)	(95,000)	(21,000)
Payment for fractional shares in connection with the reverse stock split				(7,000)
Cash flows from Financing Activities
Proceeds from exercise of stock options			3,000	1,175,000
Proceeds from issuance of common stock under employee stock purchase plan			33,000	184,000
Payment related to taxes for net-share settlement of share-based compensation	(9,000)	(17,000)	(95,000)	(21,000)
Payment for fractional shares in connection with the reverse stock split				(7,000)
Net cash (used in) provided by financing activities	(9,000)	(17,000)	(59,000)	1,331,000
Decrease in cash, cash equivalents and restricted cash	(8,385,000)	(4,480,000)	(25,766,000)	16,341,000
Cash and cash equivalents, beginning of period	38,449,000	64,215,000	64,215,000	47,874,000
Cash and cash equivalents, end of the period	30,064,000	59,735,000	38,449,000	64,215,000
Cash and cash equivalents	30,064,000	58,235,000	36,949,000	62,715,000
Short-term restricted cash		500,000	500,000	500,000
Long-term restricted cash		1,000,000	1,000,000	1,000,000
Total cash, cash equivalents and restricted cash	30,064,000	59,735,000	38,449,000	64,215,000
Non-cash investing and financing activities:
Fair value of Project Warrants recognized in equity		51,000	$ 1,907,000	$ 19,000
Capital expenditures incurred but not yet paid		$ 65,000